Fair Value (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The fair value hierarchy of the Company’s assets and liabilities carried at fair value and measured on a recurring basis was as follows (in thousands):

	As of December 31, 2018
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments – Certificates of Deposit	$—	$1,500	$—	$1,500
Total	$—	$1,500	$—	$1,500

Liabilities:
Grant liability	—	—	936	936
Derivative liability (see Note 8)	—	—	539	539
Total	$—	$1,500	$1,475	$2,975

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
Liabilities:
Grant liability	$—	$—	$1,036	$1,036
Derivative liability (see Note 8)	—	—	999	999
Total	$—	$—	$2,035	$2,035

Schedule of Fair Value of Cash Equivalents, Short-term Investments and Long-term Investments

The following table reflects the Company’s financial asset balances measured on a recurring basis as of September 30, 2020 (in thousands):

	Level	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Cash equivalents:
Money market fund	1	$66,596	—	—	$66,596
Commercial paper	2	70,392	—	(3)	70,389
U.S. government debt and agency securities	2	835	—	—	835
U.S. treasury bills	2	14,999	—	—	14,999
Total cash equivalents		$152,822	$—	$(3)	$152,819
Short-term investments:
Commercial paper	2	30,393	2	(1)	30,394
U.S. government debt and agency securities	2	29,220	7	—	29,227
Corporate bonds	2	926	—	—	926
Total short-term investments		$60,539	$9	$(1)	$60,547
Long-term investments:
U.S. government debt and agency securities	2	32,634	11	(9)	32,636
U. S. treasury bills	2	1,020	—	—	1,020
Total long-term investments		$33,654	$11	$(9)	$33,656

Grant Liability
Schedule of Fair Value Liabilities, Activity

The following table presents the activity for the grant liability for the year ended December 31, 2019 and nine months ended September 30, 2020 (in thousands):

	Year Ended December 31, 2019	Nine Months Ended September 30, 2020
Fair value at beginning of period	$936	$1,036
Change in fair value of grant liability	100	464
Fair value at end of period	$1,036	$1,500

The following table presents the activity for grant liability for the years ended December 31, 2018 and 2019 (in thousands):

	Year Ended December 31,
	2018	2019
Fair value at beginning of period	$772	$936
Change in fair value of grant liability	164	100
Fair value at end of period	$936	$1,036

Derivative Liability
Schedule of Fair Value Liabilities, Activity

The following table presents the activity for the derivative liability for the year ended December 31, 2019 and nine months ended September 30, 2020 (in thousands):

	Year Ended December 31, 2019	Nine Months Ended September 30, 2020
Fair value at beginning of period	$539	$999
Derivative liability recorded upon issuance of convertible notes	389	774
Change in fair value of derivative liability	71	132
Derivative liability settled upon conversion of convertible notes	—	(1,905)
Fair value at end of period	$999	$—

The following table presents the activity for derivative liability for the years ended December 31, 2018 and 2019 (in thousands):

	Year Ended December 31,
	2018	2019
Fair value at beginning of period	$—	$539
Derivative liability recorded upon issuance of convertible notes	539	389
Change in fair value of derivative liability	—	71
Fair value at end of period	$539	$999

Convertible Preferred Stock Warrant Liability
Schedule of Fair Value Liabilities, Activity

The following table presents the activity for the convertible preferred stock warrant liability for the nine months ended September 30, 2020 (in thousands):

Nine Months Ended September 30, 2020
Fair value at beginning of period	$—
Recognition of convertible preferred stock warrant liability	364
Change in fair value	641
Settlement upon IPO	(1,005)
Fair value at end of period	$—